                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Tekla Capital Management LLC
                 -------------------------------
   Address:      2 Liberty Square, 9th Floor
                 -------------------------------
                 Boston, MA 02109
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Woodward
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Laura Woodward               Boston, MA          10/19/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         68
                                        --------------------

Form 13F Information Table Value Total:      $618,362
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                            FORM 13F
Name of Reporting Manager:  TEKLA CAPITAL MANAGEMENT LLC


        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
Acadia Pharmaceuticals,
 Inc.                    Common         004225108           961    380,000  SH         Sole         NA      Sole
Accuray, Inc.            Common         004397105         4,757    671,923  SH         Sole         NA      Sole
Acorda Therapeutics,
 Inc.                    Common         00484M106         3,710    144,881  SH         Sole         NA      Sole
Addus HomeCare
 Corporation             Common         006739106           177     32,789  SH         Sole         NA      Sole
Aegerion
 Pharmaceuticals, Inc.   Common         00767E102         1,498    101,100  SH         Sole         NA      Sole
Aetna, Inc.              Common         00817Y108         7,811    197,241  SH         Sole         NA      Sole
Akorn, Inc.              Common         009728106        12,371    935,758  SH         Sole         NA      Sole
Alere, Inc.              Common         01449J105         9,935    509,748  SH         Sole         NA      Sole
Alexion Pharmaceuticals,
 Inc.                    Common         015351109        37,790    330,329  SH         Sole         NA      Sole
Alkermes plc             Shares         G01767105         8,655    417,103  SH         Sole         NA      Sole
Allergan, Inc.           Common         018490102         9,955    108,700  SH         Sole         NA      Sole
Amarin Corporation plc   Sponsored ADR  023111206         4,258    337,898  SH         Sole         NA      Sole
Amgen, Inc.              Common         031162100           844     10,009  SH         Sole         NA      Sole
Amicus Therapeutics,
 Inc.                    Common         03152W109           429     82,482  SH         Sole         NA      Sole
ARIAD Pharmaceuticals,
 Inc.                    Common         04033A100         7,799    321,920  SH         Sole         NA      Sole
Arqule, Inc.             Common         04269E107         1,278    250,000  SH         Sole         NA      Sole
Baxter International,
 Inc.                    Common         071813109         6,343    105,260  SH         Sole         NA      Sole
Biogen Idec, Inc.        Common         09062X103        29,966    200,804  SH         Sole         NA      Sole
Biomimetic Therapeutics,
 Inc.                    Common         09064X101           211     51,350  SH         Sole         NA      Sole
Bruker Corporation       Common         116794108         3,731    285,039  SH         Sole         NA      Sole
Celgene Corporation      Common         151020104        33,838    442,910  SH         Sole         NA      Sole
Celldex Therapeutics,
 Inc.                    Common         15117B103           882    140,000  SH         Sole         NA      Sole
Ceres, Inc.              Common         156773103         2,428    427,481  SH         Sole         NA      Sole
Cerner, Corp.            Common         156782104         6,348     82,000  SH         Sole         NA      Sole
Cornerstone
 Therapeutics, Inc.      Common         21924P103           339     66,112  SH         Sole         NA      Sole
Covance, Inc.            Common         222816100         6,537    140,000  SH         Sole         NA      Sole
Cubist Pharmaceuticals,
 Inc.                    Common         229678107         8,519    178,672  SH         Sole         NA      Sole
Curis, Inc.              Common         231269101         4,092    988,471  SH         Sole         NA      Sole
CVS Caremark Corporation Common         126650100         3,466     71,591  SH         Sole         NA      Sole
Dendreon Corporation     Common         24823Q107         2,655    549,700  SH         Sole         NA      Sole
Endo Pharmaceutical
 Holdings, Inc.          Common         29264F205        12,474    393,240  SH         Sole         NA      Sole
Gilead Sciences, Inc.    Common         375558103        53,094    800,456  SH         Sole         NA      Sole
Hologic, Inc.            Common         436440101        16,462    813,328  SH         Sole         NA      Sole
iCAD, Inc.               Common         44934S206           163     75,585  SH         Sole         NA      Sole
IDEXX Laboratories, Inc. Common         45168D104         5,590     56,265  SH         Sole         NA      Sole
Illumina, Inc.           Common         452327109         5,561    115,379  SH         Sole         NA      Sole
Immunogen, Inc.          Common         45253H101         8,332    570,700  SH         Sole         NA      Sole
Impax Laboratories, Inc. Common         45256B101         7,490    288,536  SH         Sole         NA      Sole
Incyte, Inc.             Common         45337C102         8,520    472,000  SH         Sole         NA      Sole
IntelliPharmaCeutics
 International, Inc.     Common         458173101         5,205  1,735,000  SH         Sole         NA      Sole
Ironwood
 Pharmaceuticals, Inc.   Common         46333X108         2,662    208,287  SH         Sole         NA      Sole
iShares Nasdaq
 Biotechnology Index
 Fund                    Common         464287556         9,201     64,601  SH         Sole         NA      Sole
Jazz Pharmaceuticals,
 Inc.                    Shares         G50871105         5,179     90,845  SH         Sole         NA      Sole
Keryx Pharmaceuticals
 Inc.                    Common         492515101         2,771    982,773  SH         Sole         NA      Sole
McKesson Corporation     Common         58155Q103         4,892     56,862  SH         Sole         NA      Sole
Medivation, Inc.         Common         58501N101        16,810    298,270  SH         Sole         NA      Sole
Merck & Co. Inc.         Common         58933Y105        13,378    296,620  SH         Sole         NA      Sole
Mylan, Inc.              Common         628530107        19,052    780,834  SH         Sole         NA      Sole
Nektar Therapeutics      Common         640268108         6,261    586,220  SH         Sole         NA      Sole
Neurocrine Biosciences,
 Inc.                    Common         64125C109        10,196  1,277,649  SH         Sole         NA      Sole
NPS Pharmaceutical, Inc. Common         62936P103         6,776    732,507  SH         Sole         NA      Sole
OncoGenex
 Pharmaceuticals, Inc.   Common         68230A106         1,603    113,100  SH         Sole         NA      Sole
Perrigo Company          Common         714290103        26,152    225,119  SH         Sole         NA      Sole
Questcor Pharmaceuticals,
 Inc.                    Common         74835Y101         2,914    157,500  SH         Sole         NA      Sole
Regeneron
 Pharmaceuticals, Inc.   Common         75886F107        47,453    310,843  SH         Sole         NA      Sole
Sanofi                   Right
                         12/31/2020     80105N113           174    103,665  SH         Sole         NA      Sole
Shire plc                Sponsored ADR  82481R106        12,423    140,053  SH         Sole         NA      Sole
Teva Pharmaceutical
 Industries, Ltd.        ADR            881624209        16,496    398,356  SH         Sole         NA      Sole
Thermo Fisher
 Scientific, Inc.        Common         883556102         7,988    135,773  SH         Sole         NA      Sole
Threshold
 Pharmaceuticals, Inc.   Common         885807206         1,426    197,000  SH         Sole         NA      Sole
United Therapeutics
 Corporation             Common         91307C102         4,091     73,210  SH         Sole         NA      Sole
UnitedHealth Group, Inc. Common         91324P102         4,568     82,436  SH         Sole         NA      Sole
Verastem, Inc.           Common         92337C104         8,309    884,920  SH         Sole         NA      Sole
Vertex Pharmaceuticals,
 Inc.                    Common         92532F100        16,399    293,100  SH         Sole         NA      Sole
VIVUS, Inc.              Common         928551100         9,351    524,767  SH         Sole         NA      Sole
Warner Chilcott plc      Shares A       G94368100         7,908    585,797  SH         Sole         NA      Sole
Watson Pharmaceuticals,
 Inc.                    Common         942683103         7,792     91,500  SH         Sole         NA      Sole
Zogenix, Inc.            Common         98978L105         1,663    625,000  SH         Sole         NA      Sole
COLUMN TOTALS                                          $618,362